UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2022

WESTERN ASSET

INSTITUTIONAL

U.S. TREASURY

OBLIGATIONS MONEY

MARKET FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the six-month reporting period ended February 28, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2022

II	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Performance review

As of February 28, 2022, the seven-day current yield for Institutional Shares of Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, U.S. Treasury Obligations Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, U.S. Treasury Obligations Portfolio.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Yields as of February 28, 2022 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.01%	0.01%
Investor Shares	0.01%	0.01%
Administrative Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.70%; the seven-day current yield and the seven-day effective yield for Investor Shares would have been -0.87%; and the seven-day current yield and the seven-day effective yield for Administrative Shares would have been -0.38%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund	IIII

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2022

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Portfolio at a glance† (unaudited)

U.S. Treasury Obligations Portfolio

The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2022 and August 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2021 and held for the six months ended February 28, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.01%	$1,000.00	$1,000.10	0.08%	$0.40	Institutional Shares	5.00%	$1,000.00	$1,024.40	0.08%	$0.40
Investor Shares	0.01	1,000.00	1,000.10	0.08	0.40	Investor Shares	5.00	1,000.00	1,024.40	0.08	0.40
Administrative Shares	0.01	1,000.00	1,000.10	0.08	0.40	Administrative Shares	5.00	1,000.00	1,024.40	0.08	0.40

2	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

[1]	For the six months ended February 28, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2022

Assets:
Investment in U.S. Treasury Obligations Portfolio, at value	$467,954,183
Prepaid expenses	16,568
Total Assets	467,970,751

Liabilities:
Transfer agent fees payable	28,257
Investment management fee payable	11,864
Audit and tax fees payable	9,265
Legal fees payable	7,368
Fund accounting fees payable	3,714
Distributions payable	3,344
Trustees’ fees payable	1,225
Accrued expenses	3,401
Total Liabilities	68,438
Total Net Assets	$467,902,313

Net Assets:
Par value (Note 5)	$4,679
Paid-in capital in excess of par value	467,905,431
Total distributable earnings (loss)	(7,797)
Total Net Assets	$467,902,313

Net Assets:
Institutional Shares	$5,172,321
Investor Shares	$4,551,237
Administrative Shares	$458,178,755

Shares Outstanding:
Institutional Shares	5,170,039
Investor Shares	4,551,297
Administrative Shares	458,175,500

Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00
Administrative Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2022

Investment Income:
Income from U.S. Treasury Obligations Portfolio	$165,524
Allocated expenses from U.S. Treasury Obligations Portfolio	(86,334)
Total Investment Income	79,190

Expenses:
Investment management fee (Note 2)	510,745
Service and/or distribution fees (Notes 2 and 3)	401,266
Transfer agent fees (Note 3)	40,684
Registration fees	28,407
Audit and tax fees	10,335
Legal fees	9,538
Fund accounting fees	4,464
Trustees’ fees	3,373
Insurance	2,776
Shareholder reports	2,657
Miscellaneous expenses	4,066
Total Expenses	1,018,311
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(945,129)
Net Expenses	73,182
Net Investment Income	6,008
Net Realized Loss on Investments From U.S. Treasury Obligations Portfolio	(47)
Increase in Net Assets From Operations	$5,961

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2022 (unaudited) and the Year Ended August 31, 2021	2022	2021

Operations:
Net investment income	$6,008	$58,020
Net realized gain (loss)	(47)	22,759
Increase in Net Assets From Operations	5,961	80,779

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(21,157)	(76,890)
Decrease in Net Assets From Distributions to Shareholders	(21,157)	(76,890)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	403,411,000	686,203,500
Reinvestment of distributions	490	4,122
Cost of shares repurchased	(352,342,395)	(1,178,981,070)
Increase (Decrease) in Net Assets From Fund Share Transactions	51,069,095	(492,773,448)
Increase (Decrease) in Net Assets	51,053,899	(492,769,559)

Net Assets:
Beginning of period	416,848,414	909,617,973
End of period	$467,902,313	$416,848,414

See Notes to Financial Statements.

6	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2022[2]		2021		2020	2019	2018	2017

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.009	0.022	0.012	0.005
Net realized gain (loss)	(0.000)	[3]	0.000	[3]	(0.001) [4]	(0.001)	0.001	(0.000) [3]
Total income from operations	0.000	[3]	0.000	[3]	0.008	0.021	0.013	0.005

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.008)	(0.021)	(0.013)	(0.005)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.008)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[5]	0.01%		0.02%		0.85%	2.17%	1.32%	0.51%

Net assets, end of period (000s)	$5,172		$5,127		$26,422	$25,646	$35,002	$111,461

Ratios to average net assets:
Gross expenses[6]	0.86%[7]		0.43%		0.41%	0.39%	0.32%	0.31%
Net expenses[6,8,9]	0.08	[7]	0.07		0.17	0.17	0.16	0.13
Net investment income	0.00	[7,10]	0.01		0.87	2.15	1.15	0.46

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]	Calculation of the net realized loss per share does not correlate to the aggregate realized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.20%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares[1]	2022[2]		2021		2020	2019	2018	2017

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.008	0.021	0.012	0.006
Net realized gain (loss)	(0.000)	[3]	0.000	[3]	0.000 [3]	(0.000) [3]	0.001	(0.001)
Total income from operations	0.000	[3]	0.000	[3]	0.008	0.021	0.013	0.005

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.008)	(0.021)	(0.013)	(0.005)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.008)	(0.021)	(0.013)	(0.005)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%		0.02%		0.82%	2.12%	1.26%	0.46%

Net assets, end of period (000s)	$4,551		$4,451		$4,532	$4,540	$6,274	$17,129

Ratios to average net assets:
Gross expenses[5]	1.03%[6]		1.02%		1.03%	0.98%	0.44%	0.43%
Net expenses[5,7,8]	0.08	[6]	0.07		0.20	0.22	0.21	0.19
Net investment income	0.00	[6,9]	0.01		0.82	2.09	1.23	0.59

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.35%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Amount represents less than 0.005%.

See Notes to Financial Statements.

8	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Administrative Shares[1]	2022[2]		2021		2020	2019	2018	2017

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.000	[3]	0.007	0.020	0.011	0.003
Net realized gain (loss)[3]	(0.000)		0.000		0.000	(0.000)	0.000	(0.000)
Total income from operations	0.000	[3]	0.000	[3]	0.007	0.020	0.011	0.003

Less distributions from:
Net investment income	(0.000)	[3]	(0.000)	[3]	(0.007)	(0.020)	(0.011)	(0.003)
Total distributions	(0.000)	[3]	(0.000)	[3]	(0.007)	(0.020)	(0.011)	(0.003)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%		0.02%		0.75%	1.98%	1.13%	0.30%

Net assets, end of period (millions)	$458		$407		$879	$675	$538	$574

Ratios to average net assets:
Gross expenses[5]	0.53%[6]		0.51%		0.51%	0.52%	0.52%	0.51%
Net expenses[5,7,8]	0.08	[6]	0.08		0.27	0.36	0.36	0.33
Net investment income	0.00	[6,9]	0.01		0.70	1.96	1.10	0.30

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2022 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Administrative Shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Amount represents less than 0.005%.

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	9

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.97% at February 28, 2022) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

10	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, Investor Shares and Administrative Shares did not exceed 0.18%, 0.23% and 0.40%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2022, fees waived and/or expenses reimbursed amounted to $945,129.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares and Administrative Shares calculated at the annual rate of 0.10% and 0.20% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Institutional Shares	—		$13,654
Investor Shares	$2,236	†	13,614
Administrative Shares	399,030	‡	13,416
Total	$401,266		$40,684

†

Amount shown is exclusive of waivers. For the six months ended February 28, 2022, the service and/or distribution fees waived amounted to $2,236 for Investor Shares. The Board of Trustees has determined that, until December 31, 2022, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

‡

Amount shown is exclusive of waivers. For the six months ended February 28, 2022, the service and/or distribution fees waived amounted to $399,030 for Administrative Shares. Such waivers are voluntary and may be reduced or terminated at any time.

12	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

For the six months ended February 28, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$19,940
Investor Shares	21,362
Administrative Shares	903,827
Total	$945,129

4. Distributions to shareholders by class

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Net Investment Income:
Institutional Shares	$264	$3,619
Investor Shares	232	649
Administrative Shares	20,661	72,622
Total	$21,157	$76,890

5. Shares of beneficial interest

At February 28, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Institutional Shares
Shares sold	100,000	—
Shares issued on reinvestment	261	3,473
Shares repurchased	(56,395)	(21,297,504)
Net increase (decrease)	43,866	(21,294,031)

Investor Shares
Shares sold	100,000	—
Shares issued on reinvestment	229	649
Shares repurchased	—	(80,891)
Net increase (decrease)	100,229	(80,242)

Administrative Shares
Shares sold	403,211,000	686,203,500
Shares issued on reinvestment	—	—
Shares repurchased	(352,286,000)	(1,157,602,675)
Net increase (decrease)	50,925,000	(471,399,175)

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

7. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

14	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2022 Semi-Annual Report

Schedule of investments (unaudited)

February 28, 2021

U.S. Treasury Obligations Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 105.3%
U.S. Treasury Bills — 34.2%
U.S. Cash Management Bill	0.200%	5/17/22	$5,000,000	$4,997,861	(a)
U.S. Cash Management Bill	0.575%	6/28/22	10,000,000	9,981,158	(a)(b)
U.S. Treasury Bills	0.049%	3/8/22	10,000,000	9,999,893	(a)
U.S. Treasury Bills	0.059%	3/10/22	30,000,000	29,999,512	(a)
U.S. Treasury Bills	0.049%	3/31/22	5,000,000	4,999,792	(a)
U.S. Treasury Bills	0.248%	4/12/22	10,000,000	9,997,083	(a)
U.S. Treasury Bills	0.119%	4/14/22	10,000,000	9,998,533	(a)
U.S. Treasury Bills	0.089%	4/19/22	5,000,000	4,999,388	(a)
U.S. Treasury Bills	0.169%	4/21/22	5,000,000	4,998,796	(a)
U.S. Treasury Bills	0.065%	5/5/22	10,000,000	9,998,826	(a)
U.S. Treasury Bills	0.065%	5/19/22	10,000,000	9,998,574	(a)
U.S. Treasury Bills	0.288%	6/2/22	20,000,000	19,985,187	(a)
U.S. Treasury Bills	0.076%	7/14/22	10,000,000	9,997,188	(a)
U.S. Treasury Bills	0.081%	8/11/22	5,000,000	4,998,189	(a)
U.S. Treasury Bills	0.720%	8/25/22	5,000,000	4,982,546	(a)
U.S. Treasury Bills	0.091%	10/6/22	5,000,000	4,997,263	(a)
U.S. Treasury Bills	0.162%	11/3/22	5,000,000	4,994,511	(a)
Total U.S. Treasury Bills				159,924,300
U.S. Treasury Notes — 25.7%
U.S. Treasury Notes	2.375%	3/15/22	5,000,000	5,004,449
U.S. Treasury Notes	1.750%	3/31/22	5,000,000	5,006,948
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.474%	4/30/22	45,000,000	45,005,988	(c)
U.S. Treasury Notes	2.125%	5/15/22	5,000,000	5,021,268
U.S. Treasury Notes	0.125%	5/31/22	7,000,000	7,000,948
U.S. Treasury Notes	0.125%	7/31/22	5,000,000	5,000,783
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.415%	7/31/22	8,150,000	8,151,892	(c)
U.S. Treasury Notes	2.000%	7/31/22	5,000,000	5,040,243
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.409%	1/31/23	15,000,000	15,004,747	( c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.389%	7/31/23	5,000,000	5,000,144	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	0.395%	10/31/23	15,000,000	15,004,448	( c)
Total U.S. Treasury Notes				120,241,858

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2022

U.S. Treasury Obligations Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 45.4%
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $15,000,021; (Fully collateralized by U.S. government obligations, 0.750% to 3.625% due 1/15/25 to 2/15/51; Market value — $15,300,071)	0.050%	3/1/22	$15,000,000	$15,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $40,000,056; (Fully collateralized by U.S. government obligations, 0.250% due 2/15/50; Market value — $40,800,084)	0.050%	3/1/22	40,000,000	40,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $52,700,007; (Fully collateralized by U.S. government obligations, 0.750% due 5/31/26; Market value — $53,754,037)	0.005%	3/1/22	52,700,000	52,700,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $40,000,056; (Fully collateralized by U.S. government obligations, 0.000% to 3.000% due 12/29/22 to 2/15/51; Market value — $40,800,051)	0.050%	3/1/22	40,000,000	40,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $25,000,035; (Fully collateralized by U.S. government obligations, 0.000% to 7.625% due 3/8/22 to 11/15/22; Market value — $25,500,040)	0.050%	3/1/22	25,000,000	25,000,000
TD Securities LLC tri-party repurchase agreement dated 2/28/22; Proceeds at maturity — $40,000,056; (Fully collateralized by U.S. government obligations, 1.500% to 2.750% due 11/15/23 to 2/29/24; Market value — $40,800,051)	0.050%	3/1/22	40,000,000	40,000,000
Total Repurchase Agreements				212,700,000
Total Investments — 105.3% (Cost — $492,866,158#)				492,866,158
Liabilities in Excess of Other Assets — (5.3)%				(24,787,189)
Total Net Assets — 100.0%				$468,078,969

See Notes to Financial Statements.

16	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

U.S. Treasury Obligations Portfolio

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Rate shown represents yield-to-maturity.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

February 28, 2022

Assets:
Investments, at value	$280,166,158
Repurchase agreements, at value	212,700,000
Cash	41,211
Interest receivable	162,760
Total Assets	493,070,129

Liabilities:
Payable for securities purchased	24,967,508
Trustees’ fees payable	1,449
Accrued expenses	22,203
Total Liabilities	24,991,160
Total Net Assets	$468,078,969

Represented by:
Paid-in capital	$468,078,969

See Notes to Financial Statements.

18	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2022

Investment Income:
Interest	$165,570

Expenses:
Fund accounting fees	30,997
Audit and tax fees	18,163
Legal fees	4,284
Trustees’ fees	3,471
Custody fees	1,107
Miscellaneous expenses	28,336
Total Expenses	86,358
Net Investment Income	79,212
Net Realized Loss on Investments	(47)
Increase in Net Assets From Operations	$79,165

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended February 28, 2022 (unaudited) and the Year Ended August 31, 2021	2022	2021

Operations:
Net investment income	$79,212	$372,108
Net realized gain (loss)	(47)	18,627
Increase in Net Assets From Operations	79,165	390,735

Capital Transactions:
Proceeds from contributions	430,329,824	641,727,167
Value of withdrawals	(379,277,492)	(1,210,257,428)
Increase (Decrease) in Net Assets From Capital Transactions	51,052,332	(568,530,261)
Increase (Decrease) in Net Assets	51,131,497	(568,139,526)

Net Assets:
Beginning of period	416,947,472	985,086,998
End of period	$468,078,969	$416,947,472

See Notes to Financial Statements.

20	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2022[1]		2021	2020	2019	2018	2017

Net assets, end of period (millions)	$468		$417	$985	$734	$583	$705
Total return[2]	0.02%		0.07%	0.99%	2.31%	1.45%	0.59%

Ratios to average net assets:
Gross expenses	0.04%[3]		0.03%	0.03%	0.03%	0.04%	0.04%
Net expenses[4]	0.04	[3]	0.03	0.03 [5]	0.03	0.04	0.04
Net investment income	0.04	[3]	0.06	0.92	2.29	1.40	0.59

[1]	For the six months ended February 28, 2022 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2022, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$492,866,158	—	$492,866,158

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

24	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2022, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

* * *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

* * *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

26	U.S. Treasury Obligations Portfolio 2022 Semi-Annual Report

Western Asset

Institutional U.S. Treasury Obligations Money Market Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX016276 4/22 SR22-4371

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2022